Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.66650%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$503,733.69

Principal:
Principal Collections	$8,627,880.54
Prepayments in Full	$3,036,954.99
Liquidation Proceeds	$98,283.59
Recoveries	$19,067.75
Sub Total	$11,782,186.87
Collections	$12,285,920.56

Purchase Amounts:
Purchase Amounts Related to Principal	$313,849.64
Purchase Amounts Related to Interest	$1,305.76
Sub Total	$315,155.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,601,075.96

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,601,075.96
Servicing Fee	$159,321.68	$159,321.68	$0.00	$0.00	$12,441,754.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,441,754.28
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,441,754.28
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,441,754.28
Interest - Class A-3 Notes	$1,018.02	$1,018.02	$0.00	$0.00	$12,440,736.26
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$12,287,442.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,287,442.26
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$12,234,562.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,234,562.51
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$12,194,937.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,194,937.18
Regular Principal Payment	$11,494,809.95	$11,494,809.95	$0.00	$0.00	$700,127.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$700,127.23
Residual Released to Depositor	$0.00	$700,127.23	$0.00	$0.00	$0.00
Total		$12,601,075.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,494,809.95
Total					$11,494,809.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$866,399.83	$2.89	$1,018.02	$0.00	$867,417.85	$2.89
Class A-4 Notes	$10,628,410.12	$100.53	$153,294.00	$1.45	$10,781,704.12	$101.98
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$11,494,809.95	$10.93	$246,817.10	$0.23	$11,741,627.05	$11.16

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$866,399.83	0.0028880	$0.00	0.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$95,091,589.88	0.8994664
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$159,196,399.83	0.1513087	$147,701,589.88	0.1403834

Pool Information
Weighted Average APR	3.136%	3.128%
Weighted Average Remaining Term	25.88	25.10
Number of Receivables Outstanding	18,691	18,133
Pool Balance	$191,186,017.19	$178,869,043.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$180,238,954.82	$168,744,144.87
Pool Factor	0.1700459	0.1590909

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$10,124,898.92
Targeted Overcollateralization Amount	$31,167,453.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,167,453.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$240,004.64
(Recoveries)		109	$19,067.75
Net Loss for Current Collection Period			$220,936.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.3867%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6307%
Second Prior Collection Period			0.7245%
Prior Collection Period			0.7480%
Current Collection Period			1.4329%
Four Month Average (Current and Prior Three Collection Periods)			0.8840%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,198	$10,880,676.81
(Cumulative Recoveries)			$1,593,823.37
Cumulative Net Loss for All Collection Periods			$9,286,853.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8260%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,402.34
Average Net Loss for Receivables that have experienced a Realized Loss			$2,903.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.96%	264	$3,509,135.30
61-90 Days Delinquent	0.20%	26	$353,467.87
91-120 Days Delinquent	0.04%	6	$75,010.61
Over 120 Days Delinquent	0.16%	17	$277,675.60
Total Delinquent Receivables	2.36%	313	$4,215,289.38

Repossession Inventory:
Repossessed in the Current Collection Period		10	$165,168.94
Total Repossessed Inventory		24	$406,368.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2281%
Prior Collection Period			0.2568%
Current Collection Period			0.2702%
Three Month Average			0.2517%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3948%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer